30-Apr-2013
Principal
Payment
91,200,860.28
0.00
0.00
0.00
91,200,860.28
Interest per
1.000000
1.000000
1.000000
Interest & Principal Interest & Principal
Amounts in USD
Dates
Summary
Note Initial Beginning Ending Principal per $1000
Factor
0.809542
Total
570,827.54
$91,771,687.82
Class A-4 Notes 0.720000% 64,827.00 0.420000 64,827.00 0.420000
Class A-3 Notes
0.590000% 203,058.33 0.344167 203,058.33 0.344167
Class A-2 Notes 0.490000% 227,523.33 0.285833 227,523.33 0.285833
Class A-1 Notes
0.270000% 75,418.88 0.157500 91,276,279.16
per $1000 Face Amount
190.615598
Payment
Current Overcollateralization Amount 402,709,580.86 16.78%
Interest Rate Interest Payment $1000 Face Amount
Initial Overcollateralization Amount 380,319,126.59 15.85%
Target Overcollateralization Amount 449,909,836.24 18.75%
present value of Base Residual Value 1,518,755,204.64 1,518,755,204.64 1,526,617,554.37
Amount Percentage
Total Securitization Value
2,399,519,126.59
2,399,519,126.59
2,330,708,720.58
present value of lease payments 880,763,921.95 880,763,921.95 804,091,166.21
Total Note Balance
2,019,200,000.00
2,019,200,000.00
1,927,999,139.72
Overcollateralization 380,319,126.59 380,319,126.59 402,709,580.86
Class A-3 Notes 590,000,000.00 590,000,000.00 590,000,000.00 0.000000
Class A-4 Notes 154,350,000.00 154,350,000.00 154,350,000.00 0.000000
Class A-1 Notes 478,850,000.00 478,850,000.00 387,649,139.72 190.458098
Class A-2 Notes 796,000,000.00 796,000,000.00 796,000,000.00 0.000000
Balance Balance Balance Face Amount
Interest Period of the Class A-1 Notes (from... to) 24-Apr-2013 15-May-2013 Actual/360 Days 21
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 24-Apr-2013 15-May-2013 30/360 Days 21
Determination Date
13-May-2013
Record Date 14-May-2013
Payment Date
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
15-May-2013
Collection Period No. 1
Collection Period (from... to) 1-Mar-2013 30-Apr-2013
Collection Period Ended
Distribution Detail
Shortfall
0.00 0.00
0.00
0.00
570,827.54
0.00
0.00
91,200,860.28
Regular Principal Distribution Amount 91,200,860.28 91,200,860.28 0.00
Principal Distribution Amount 91,200,860.28 91,200,860.28 0.00
Interest Distributable Amount Class A Notes 570,827.54 570,827.54 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 64,827.00 64,827.00 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-2 Notes 227,523.33 227,523.33 0.00
thereof on Class A-3 Notes
203,058.33 203,058.33 0.00
Monthly Interest Distributable Amount 570,827.54 570,827.54 0.00
thereof on Class A-1 Notes 75,418.88 75,418.88 0.00
Total Servicing Fee 3,999,198.54 3,999,198.54 0.00
Total Trustee Fee
0.00
Total Available Funds
95,770,886.36
Amount Due
Total Available Collections
95,770,886.36 (9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
0.00
95,770,886.36
Advances made by the Servicer 0.00 (7) Additional Servicing Fee and Transition Costs
Investment Earnings 194.11 (8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Subtotal
95,770,692.25 (5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments 0.00 (6) Regular Principal Distribution Amount
Excess wear and tear included in Net Sales Proceeds 0.00 (3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
2,797.30
(4) Priority Principal Distribution Amount
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
90,663.21
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases) 14,334,364.52
Available Funds
Lease Payments Received 81,345,664.52 (1) Total Servicing Fee
Distributions
3,999,198.54
Notice to Investors
Reserve Fund and Investment Earnings
Pool Statistics
Cumulative Turn-in Ratio
29.37%
Proportion of base prepayment assumption realized life to date 97.44%
Actual lifetime prepayment speed 0.29%
Weighted Average Seasoning (months) 9.42 11.38
Aggregate Base Residual Value 1,721,197,534.44 1,712,106,207.44
Weighted Average Securitization Rate 6.34% 6.33%
Weighted Average Remaining Term (months) 25.13 23.15
Securitization Value end of Collection Period 2,330,708,720.58 56,801
Pool Factor 97.13%
As of Cutoff Date Current
Terminations- Scheduled 80,861.82
Repurchase Payment (excluding interest) 0.00
Gross Losses 1,446,708.66
Securitization Value beginning of Collection Period 2,399,519,126.59 57,098
Principal portion of lease payments
55,552,064.68
Terminations- Early 11,730,770.85
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 2,399,519,126.59 57,098
Investment Earnings
Net Investment Earnings on the Reserve Fund 23.01
Net Investment Earnings on the Exchange Note
Collection Account
171.10
Investment Earnings for the Collection Period
194.11
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 11,997,595.63
Reserve Fund Deficiency 0.00
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 23.01 minus Net Investment Earnings 23.01
Reserve Fund
Reserve Fund Required Amount 11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.064%)
Cumulative Residual Loss / (Gain)
(1,544,569.09)
Less sales proceeds and other payments received during
Collection Period
13,400,102.62
Current Residual Loss / (Gain) (1,544,569.09)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.004%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP 11,855,533.53
Less Recoveries 0.00
Current Net Credit Loss / (Gain) (92,385.60)
Cumulative Net Credit Loss / (Gain) (92,385.60)
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 1,402,807.80
Less Liquidation Proceeds 1,495,193.40
91-120 Days Delinquent 0.00 0 0.00%
Total 2,330,708,720.58 56,801 100.00%
31-60 Days Delinquent
1,533,438.03 38 0.07%
61-90 Days Delinquent 289,102.98 6 0.01%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current 2,328,886,179.57 56,757 99.92%